Note C - Loans and Allowance for Loan Losses - Allowance for Loan Losses Activity by Portfolio Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Balance	$ 6,728	$ 7,499	$ 7,699
Provision for loan losses	1,000	1,039	2,564
Loans charged off	(5,092)	(3,600)	(4,081)
Recoveries	3,636	1,790	1,317
Balance	6,272	6,728	7,499
Residential Portfolio Segment [Member]
Balance	1,583	1,470	939
Provision for loan losses	98	772	1,016
Loans charged off	(1,060)	(874)	(745)
Recoveries	629	215	260
Balance	1,250	1,583	1,470
Commercial Real Estate Portfolio Segment [Member]
Balance	2,186	2,978	4,315
Provision for loan losses	(1,745)	(1,311)	(632)
Loans charged off	(602)	(4)	(1,067)
Recoveries	2,089	523	362
Balance	1,928	2,186	2,978
Commercial and Industrial Portfolio Segment [Member]
Balance	1,063	1,024	907
Provision for loan losses	1,807	(80)	658
Loans charged off	(1,513)	(208)	(627)
Recoveries	90	327	86
Balance	1,447	1,063	1,024
Consumer Portfolio Segment [Member]
Balance	1,896	2,027	1,538
Provision for loan losses	840	1,658	1,522
Loans charged off	(1,917)	(2,514)	(1,642)
Recoveries	828	725	609
Balance	$ 1,647	$ 1,896	$ 2,027